PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5:	PROPERTY AND EQUIPMENT, NET

	December 31,
	2018	2019
	(U.S. $ in thousands)
Property and equipment, net:
Cost:
Furniture and fixtures	$1,057	$1,640
Computers and software	3,175	4,328
Leasehold improvements	852	668
Electronic equipment	1,419	2,129
	6,503	8,765
Less - Accumulated depreciation	3,940	4,588
	$2,563	$4,177

In July 2018, the Company entered into a long-term lease agreement for new offices in Israel until January 31, 2029 with an option to extend until January 31, 2034. As a result, the Company recognized accelerated depreciation for furniture and fixtures and leasehold improvements that belong to the old offices. The start date of the accelerated depreciation applied at July 1, 2018 until March 31, 2019, which reflected the remaining useful life of those assets. Accordingly, those assets were retired from the carrying amount of the property and equipment and the corresponding accumulated depreciation.

Depreciation expenses were $368 thousand, $ 956 thousand and $ 1,205 thousand in the years ended December 31, 2017, 2018 and 2019, respectively.